UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               05/02/2001
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 63
                                        -------------------

Form 13F Information Table Value Total: $ 136,856
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:              ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
-----------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
    NAME OF ISSUER       TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                          NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                       VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                             (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                         SHARED
                                                                             SOLE  SHARED OTHER
-----------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
AT&T                     Common Stock    001957109     611,000     28,694     SOLE                           X
ABBOTT LABORATORIES      Common Stock    002824100   3,562,000     75,500     SOLE                           X
AGILENT TECHNOLOGIES     Common Stock    00846U101   1,408,000     45,836     SOLE                           X
AMERICA ONLINE           Common Stock    02364J104   1,191,000     29,680     SOLE                           X
AMBAC FINANCIAL GROUP    Common Stock    023139108   1,652,000     26,045     SOLE                           X
AMERICAN EXPRESS         Common Stock    025816109     873,000     21,145     SOLE                           X
AMERICAN INTL. GROUP     Common Stock    026874107   1,816,000     22,571     SOLE                           X
AMGEN INC.               Common Stock    031162100   1,194,000     19,840     SOLE                           X
AVERY DENNISON           Common Stock    053611109   1,264,000     24,300     SOLE                           X
AVON PRODUCTS            Common Stock    054303102   1,479,000     37,000     SOLE                           X
BAXTER INTERNATIONAL     Common Stock    071813109   2,334,000     24,800     SOLE                           X
CAPITAL ONE FINANCIAL    Common Stock    14040H105   2,836,000     51,100     SOLE                           X
CHUBB INSURANCE          Common Stock    171232101   1,463,000     20,200     SOLE                           X
CIENA CORPORATION        Common Stock    171779101     638,000     15,300     SOLE                           X
CISCO SYSTEMS            Common Stock    17275R102     998,000     63,148     SOLE                           X
CITIGROUP                Common Stock    172967101   2,905,000     64,600     SOLE                           X
COCA COLA                Common Stock    191216100   3,318,000     73,475     SOLE                           X
COMPUTER SCIENCES        Common Stock    205363104     957,000     29,600     SOLE                           X
CORNING INC.             Common Stock    219350105   1,603,000     77,500     SOLE                           X
CORVIS CORPORATION       Common Stock    221009103     151,000     21,500     SOLE                           X
DISNEY (WALT) CO.        Common Stock    254687106   1,647,000     57,600     SOLE                           X
EMC CORP                 Common Stock    268648102   1,749,000     59,501     SOLE                           X
ELAN WARRANT A           WARRANTS        284131703     341,000      5,000     SOLE                           X
ELAN                     Common Stock    284131208   2,984,000     57,120     SOLE                           X
EMERSON ELECTRIC         Common Stock    291011104   3,608,000     58,200     SOLE                           X
ENRON CORP.              Common Stock    293561106   2,633,000     45,320     SOLE                           X
EXXON MOBIL              Common Stock    30231G102   1,711,000     21,134     SOLE                           X
FEDERAL NATL. MTG.       Common Stock    313586109   1,852,000     23,269     SOLE                           X
FIDUCIARY TRUST CO.      Common Stock    316495100     322,000      3,000     SOLE                           X
GENERAL ELECTRIC         Common Stock    369604103   5,937,000    141,834     SOLE                           X
GILLETTE COMPANY         Common Stock    375766102   2,107,000     67,620     SOLE                           X
HEWLETT-PACKARD CO.      Common Stock    428236103   1,450,000     46,400     SOLE                           X
HOME DEPOT               Common Stock    437076102   3,178,000     73,746     SOLE                           X
HONEYWELL INTL           Common Stock    438516106   1,117,000     27,400     SOLE                           X
IBM CORPORATION          Common Stock    459200101   2,563,000     26,656     SOLE                           X
IMPATH, INC.             Common Stock    452556101     695,000     15,000     SOLE                           X
INTEL CORP.              Common Stock    458140100   1,836,000     69,790     SOLE                           X
INTERNET CAPITAL GROUP   Common Stock    46059C10       24,000     11,000     SOLE                           X
JOHNSON & JOHNSON        Common Stock    478160104   6,527,000     74,620     SOLE                           X
LILLY (ELI) & CO.        Common Stock    532457108   2,453,000     32,000     SOLE                           X
LUCENT TECHNOLOGIES      Common Stock    549463107     713,000     71,564     SOLE                           X
MBNA CORP.               Common Stock    55262L100   2,041,000     61,662     SOLE                           X
MERCK & CO.              Common Stock    589331107   5,405,000     71,220     SOLE                           X
MERRILL LYNCH            Common Stock    590188108   2,559,000     46,202     SOLE                           X
MINNESOTA MINING & MNFG  Common Stock    604059105   1,527,000     14,700     SOLE                           X
MOTOROLA, INC.           Common Stock    620076109     673,000     47,200     SOLE                           X
NETWORK APPLIANCE        Common Stock    64120J104     922,000     54,900     SOLE                           X
NOKIA CORP               Common Stock    654902204     499,000     20,800     SOLE                           X
NORTEL NETWORKS          Common Stock    656568102     663,000     47,200     SOLE                           X
ORACLE CORPORATION       Common Stock    68389X105   5,573,000    372,064     SOLE                           X
PALM INC                 Common Stock    696642107      87,000     10,446     SOLE                           X
PAYCHEX INC              Common Stock    704326107   2,986,000     80,575     SOLE                           X
PEPSICO                  Common Stock    713448108     301,000      6,850     SOLE                           X
PFIZER                   Common Stock    717081103   2,134,000     52,118     SOLE                           X
PROCTER & GAMBLE         Common Stock    742718109     876,000     14,000     SOLE                           X
QUALCOMM                 Common Stock    747525103   2,429,000     42,900     SOLE                           X
SBC COMMUNICATIONS       Common Stock    78387G103     295,000      6,621     SOLE                           X
TYCO INTERNATIONAL       Common Stock    902124106   9,060,000    209,585     SOLE                           X
UNITED PARCEL SERVICE    Common Stock    911312106   9,758,000    171,507     SOLE                           X
UNITED PARCEL SERVICE A  CLASS A         911308104     264,000      4,667     SOLE                           X
VERIZON                  Common Stock    92343V104   1,892,000     38,379     SOLE                           X
WALMART STORES           Common Stock    931142103   1,065,000     21,100     SOLE                           X
WATERS CORP              Common Stock    941848103   8,147,000    175,400     SOLE                           X